Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2023 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | First Quarter Report 2023
Common Stocks 99.3%
Issuer Shares Value ($)
Communication Services  7.5%
Diversified Telecommunication Services 0.7%
Lumen Technologies, Inc. 3,356 17,619
Verizon Communications, Inc. 13,791 573,292
Total 590,911
Entertainment 0.2%
Electronic Arts, Inc. 925 119,029
Live Nation Entertainment, Inc.
(a)
511 41,130
Playtika Holding Corp.
(a)
345 3,619
World Wrestling Entertainment, Inc. Class A 141 11,932
Total 175,710
Interactive Media & Services 6.3%
Alphabet, Inc. Class A
(a)
20,118 1,988,463
Alphabet, Inc. Class C
(a)
18,057 1,803,353
Meta Platforms, Inc. Class A
(a)
7,563 1,126,660
TripAdvisor, Inc.
(a)
353 8,225
Total 4,926,701
Media 0.3%
Fox Corp. Class A 1,000 33,940
Fox Corp. Class B 481 15,248
Interpublic Group of Cos., Inc. (The) 1,305 47,580
New York Times Co. (The) Class A 533 18,570
News Corp. Class A 1,290 26,135
News Corp. Class B 400 8,176
Nexstar Media Group, Inc. 125 25,596
Omnicom Group, Inc. 668 57,441
Total 232,686
Total Communication Services 5,926,008
Consumer Discretionary  10.6%
Auto Components 0.2%
BorgWarner, Inc. 2,640 124,819
Automobiles 0.2%
Harley-Davidson, Inc. 1,528 70,334
Thor Industries, Inc. 556 53,003
Total 123,337
Distributors 0.5%
Genuine Parts Co. 1,574 264,149
LKQ Corp. 2,873 169,392
Total 433,541
Diversified Consumer Services 0.3%
ADT, Inc. 2,367 20,806
Grand Canyon Education, Inc.
(a)
371 43,244
H&R Block, Inc. 1,795 69,969
Service Corp. International 1,720 127,538
Total 261,557
Hotels, Restaurants & Leisure 1.8%
Aramark 2,579 114,843
Boyd Gaming Corp. 884 55,082
Darden Restaurants, Inc. 1,359 201,091
Expedia Group, Inc.
(a)
1,680 192,024
Hyatt Hotels Corp. Class A
(a)
537 58,598
Marriott International, Inc. Class A 3,040 529,507
Marriott Vacations Worldwide Corp. 420 67,217
MGM Resorts International 3,710 153,631
Travel + Leisure Co. 919 38,938
Total 1,410,931
Household Durables 1.6%
DR Horton, Inc. 3,566 351,929
Lennar Corp. Class A 2,835 290,304
Lennar Corp. Class B 158 13,645
NVR, Inc.
(a)
34 179,180
PulteGroup, Inc. 2,599 147,857
Common Stocks (continued)
Issuer Shares Value ($)
Toll Brothers, Inc. 1,208 71,864
TopBuild Corp.
(a)
368 73,622
Whirlpool Corp. 612 95,221
Total 1,223,622
Internet & Direct Marketing Retail 0.6%
eBay, Inc. 6,155 304,672
Etsy, Inc.
(a)
1,481 203,756
Total 508,428
Multiline Retail 0.9%
Dollar General Corp. 2,608 609,229
Macy's, Inc. 3,128 73,915
Nordstrom, Inc. 1,267 24,757
Total 707,901
Specialty Retail 4.2%
AutoNation, Inc.
(a)
421 53,349
AutoZone, Inc.
(a)
220 536,547
Bath & Body Works, Inc. 2,526 116,221
Best Buy Co., Inc. 2,269 201,306
Lowe's Cos., Inc. 7,193 1,497,942
O'Reilly Automotive, Inc.
(a)
708 560,984
Penske Automotive Group, Inc. 292 37,323
Ulta Beauty, Inc.
(a)
583 299,639
Victoria's Secret & Co.
(a)
939 39,579
Total 3,342,890
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. 775 69,672
Tapestry, Inc. 2,854 130,057
Total 199,729
Total Consumer Discretionary 8,336,755
Consumer Staples  6.3%
Beverages 1.2%
Coca-Cola Co. (The) 14,949 916,673
Food & Staples Retailing 1.2%
Albertsons Cos., Inc. Class A 646 13,695
Casey's General Stores, Inc. 140 33,027
Kroger Co. (The) 2,525 112,691
Walmart, Inc. 5,603 806,104
Total 965,517
Food Products 1.0%
Archer-Daniels-Midland Co. 2,125 176,056
Campbell Soup Co. 760 39,467
Conagra Brands, Inc. 1,810 67,314
Darling Ingredients, Inc.
(a)
611 40,503
General Mills, Inc. 2,315 181,403
JM Smucker Co. (The) 392 59,898
Kellogg Co. 958 65,700
Kraft Heinz Co. (The) 2,651 107,445
Pilgrim's Pride Corp.
(a)
170 4,127
Tyson Foods, Inc. Class A 1,073 70,550
Total 812,463
Household Products 1.7%
Procter & Gamble Co. (The) 9,072 1,291,671
Tobacco 1.2%
Altria Group, Inc. 6,898 310,686
Philip Morris International, Inc. 5,876 612,514
Total 923,200
Total Consumer Staples 4,909,524
Energy  5.1%
Energy Equipment & Services 0.0%
NOV, Inc. 1,283 31,357
Oil, Gas & Consumable Fuels 5.1%
Antero Resources Corp.
(a)
884 25,494

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2023 (Unaudited)
Columbia Research Enhanced Core ETF | First Quarter Report 2023 3
Common Stocks (continued)
Issuer Shares Value ($)
Chesapeake Energy Corp. 377 32,693
Chevron Corp. 6,283 1,093,368
ConocoPhillips 4,039 492,233
EQT Corp. 1,148 37,505
Exxon Mobil Corp. 13,003 1,508,478
HF Sinclair Corp. 474 26,971
Marathon Oil Corp. 2,131 58,539
Marathon Petroleum Corp. 1,570 201,776
Occidental Petroleum Corp. 2,585 167,482
PDC Energy, Inc. 296 20,048
Phillips 66 1,540 154,416
Valero Energy Corp. 1,225 171,537
Vitesse Energy, Inc.
(a)
175 2,793
Total 3,993,333
Total Energy 4,024,690
Financials  11.8%
Banks 3.4%
Bank OZK 813 37,130
Citigroup, Inc. 14,012 731,707
Citizens Financial Group, Inc. 3,526 152,746
East West Bancorp, Inc. 1,032 81,033
First Citizens BancShares, Inc. Class A 89 69,213
Huntington Bancshares, Inc. 10,470 158,830
Popular, Inc. 528 36,242
Webster Financial Corp. 1,281 67,445
Wells Fargo & Co. 27,614 1,294,268
Wintrust Financial Corp. 431 39,423
Total 2,668,037
Capital Markets 3.2%
Affiliated Managers Group, Inc. 275 47,503
Bank of New York Mellon Corp. (The) 5,331 269,589
Cboe Global Markets, Inc. 784 96,338
CME Group, Inc. 2,590 457,549
Invesco Ltd. 2,737 50,662
Jefferies Financial Group, Inc. 1,470 57,742
Lazard Ltd. Class A 651 26,092
Morgan Stanley 9,024 878,306
Nasdaq, Inc. 2,524 151,919
Raymond James Financial, Inc. 1,422 160,359
SEI Investments Co. 756 47,197
State Street Corp. 2,630 240,198
Total 2,483,454
Consumer Finance 1.0%
Ally Financial, Inc. 2,223 72,225
Capital One Financial Corp. 2,742 326,298
Discover Financial Services 1,976 230,659
SLM Corp. 1,825 32,065
Synchrony Financial 3,452 126,792
Total 788,039
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 2,775 88,994
Voya Financial, Inc. 700 48,839
Total 137,833
Insurance 3.9%
American Financial Group, Inc. 503 71,723
American International Group, Inc. 5,502 347,836
Aon PLC Class A 1,541 491,086
Axis Capital Holdings Ltd. 555 34,726
Brighthouse Financial, Inc.
(a)
526 29,598
CNA Financial Corp. 213 9,278
Everest Re Group Ltd. 278 97,214
Hartford Financial Services Group, Inc. (The) 2,350 182,383
Common Stocks (continued)
Issuer Shares Value ($)
Lincoln National Corp. 1,213 42,977
Loews Corp. 1,444 88,777
Marsh & McLennan Cos., Inc. 3,666 641,220
MetLife, Inc. 4,975 363,275
Prudential Financial, Inc. 2,735 287,011
Reinsurance Group of America, Inc. 502 76,189
Unum Group 1,465 61,574
Willis Towers Watson PLC 795 202,081
Total 3,026,948
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc. 3,114 73,086
Starwood Property Trust, Inc. 2,119 44,266
Total 117,352
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 2,203 31,106
Total Financials 9,252,769
Health Care  14.1%
Biotechnology 2.5%
AbbVie, Inc. 3,694 545,788
Alnylam Pharmaceuticals, Inc.
(a)
257 58,185
Amgen, Inc. 1,138 287,231
Biogen, Inc.
(a)
294 85,525
BioMarin Pharmaceutical, Inc.
(a)
388 44,756
Exact Sciences Corp.
(a)
376 25,387
Exelixis, Inc.
(a)
674 11,876
Gilead Sciences, Inc. 2,626 220,426
Horizon Therapeutics PLC
(a)
474 52,007
Incyte Corp.
(a)
385 32,779
Ionis Pharmaceuticals, Inc.
(a)
287 11,443
Mirati Therapeutics, Inc.
(a)
102 5,448
Moderna, Inc.
(a)
738 129,932
Natera, Inc.
(a)
216 9,273
Neurocrine Biosciences, Inc.
(a)
214 23,739
Novavax, Inc.
(a)
159 1,735
Regeneron Pharmaceuticals, Inc.
(a)
216 163,830
Sarepta Therapeutics, Inc.
(a)
164 20,495
Seagen, Inc.
(a)
277 38,636
Ultragenyx Pharmaceutical, Inc.
(a)
137 6,210
United Therapeutics Corp.
(a)
101 26,580
Vertex Pharmaceuticals, Inc.
(a)
537 173,505
Total 1,974,786
Health Care Equipment & Supplies 1.1%
Abbott Laboratories 5,928 655,340
DENTSPLY SIRONA, Inc. 755 27,806
Enovis Corp.
(a)
166 10,450
Hologic, Inc.
(a)
876 71,280
Integra LifeSciences Holdings Corp.
(a)
256 14,669
Zimmer Biomet Holdings, Inc. 749 95,378
Total 874,923
Health Care Providers & Services 4.6%
AmerisourceBergen Corp. 549 92,759
Cardinal Health, Inc. 1,001 77,327
Centene Corp.
(a)
1,980 150,955
Cigna Corp. 1,047 331,553
CVS Health Corp. 4,599 405,724
Elevance Health, Inc. 845 422,491
Humana, Inc. 464 237,429
McKesson Corp. 520 196,914
Molina Healthcare, Inc.
(a)
190 59,248
UnitedHealth Group, Inc. 3,314 1,654,316
Total 3,628,716

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2023 (Unaudited)
4 Columbia Research Enhanced Core ETF | First Quarter Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc. 1,062 161,509
IQVIA Holdings, Inc.
(a)
652 149,575
Maravai LifeSciences Holdings, Inc. Class
A
(a)
385 5,644
Mettler-Toledo International, Inc.
(a)
83 127,232
QIAGEN NV
(a)
787 38,563
Syneos Health, Inc.
(a)
367 13,183
Total 495,706
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co. 7,504 545,166
Elanco Animal Health, Inc.
(a)
1,542 21,172
Jazz Pharmaceuticals PLC
(a)
222 34,779
Johnson & Johnson 9,255 1,512,452
Merck & Co., Inc. 8,991 965,723
Organon & Co. 887 26,725
Pfizer, Inc. 19,722 870,923
Royalty Pharma PLC Class A 1,298 50,869
Viatris, Inc. 4,294 52,215
Total 4,080,024
Total Health Care 11,054,155
Industrials  9.1%
Aerospace & Defense 1.5%
General Dynamics Corp. 1,068 248,908
L3Harris Technologies, Inc. 870 186,894
Lockheed Martin Corp. 1,049 485,960
Textron, Inc. 939 68,406
TransDigm Group, Inc. 227 162,929
Total 1,153,097
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc. 538 53,892
Expeditors International of Washington, Inc. 702 75,921
United Parcel Service, Inc. Class B 3,274 606,443
Total 736,256
Building Products 0.6%
Advanced Drainage Systems, Inc. 280 28,235
Builders FirstSource, Inc.
(a)
681 54,276
Carlisle Cos., Inc. 237 59,454
Johnson Controls International PLC 3,117 216,850
Masco Corp. 1,009 53,679
Owens Corning 416 40,206
Total 452,700
Commercial Services & Supplies 0.8%
Cintas Corp. 385 170,840
Republic Services, Inc. 913 113,960
Tetra Tech, Inc. 244 37,947
Waste Management, Inc. 1,822 281,918
Total 604,665
Construction & Engineering 0.1%
AECOM 606 52,886
Electrical Equipment 0.4%
Acuity Brands, Inc. 141 26,581
Emerson Electric Co. 2,621 236,467
Hubbell, Inc. 242 55,396
nVent Electric PLC 744 29,574
Total 348,018
Industrial Conglomerates 1.2%
3M Co. 2,501 287,815
Honeywell International, Inc. 2,997 624,815
Total 912,630
Machinery 2.3%
Allison Transmission Holdings, Inc. 422 19,024
Common Stocks (continued)
Issuer Shares Value ($)
Caterpillar, Inc. 2,361 595,657
Donaldson Co., Inc. 538 33,544
Esab Corp. 234 13,527
Fortive Corp. 1,593 108,372
Illinois Tool Works, Inc. 1,366 322,431
Lincoln Electric Holdings, Inc. 253 42,218
Otis Worldwide Corp. 1,879 154,510
PACCAR, Inc. 1,544 168,775
Parker-Hannifin Corp. 558 181,908
Snap-on, Inc. 239 59,446
Timken Co. (The) 273 22,481
Westinghouse Air Brake Technologies Corp. 806 83,671
Total 1,805,564
Professional Services 0.2%
Booz Allen Hamilton Holding Corp. 571 54,039
CACI International, Inc. Class A
(a)
110 33,890
ManpowerGroup, Inc. 237 20,657
Robert Half International, Inc. 486 40,805
Science Applications International Corp. 253 26,256
Total 175,647
Road & Rail 0.9%
Avis Budget Group, Inc.
(a)
133 26,605
CSX Corp. 9,446 292,070
JB Hunt Transport Services, Inc. 373 70,516
Knight-Swift Transportation Holdings, Inc. 682 40,306
Landstar System, Inc. 154 26,616
Ryder System, Inc. 230 21,714
Schneider National, Inc. Class B 243 6,440
Uber Technologies, Inc.
(a)
8,281 256,131
Total 740,398
Trading Companies & Distributors 0.2%
MSC Industrial Direct Co., Inc. Class A 219 18,111
Watsco, Inc. 142 40,807
WW Grainger, Inc. 202 119,075
Total 177,993
Total Industrials 7,159,854
Information Technology  25.6%
Communications Equipment 0.8%
Arista Networks, Inc.
(a)
670 84,434
Cisco Systems, Inc. 11,508 560,094
Ubiquiti, Inc. 13 3,798
Total 648,326
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. Class A 1,611 128,510
CDW Corp. 377 73,903
Corning, Inc. 2,086 72,196
Keysight Technologies, Inc.
(a)
499 89,496
Total 364,105
IT Services 4.2%
Accenture PLC Class A 1,760 491,128
Automatic Data Processing, Inc. 1,161 262,166
Concentrix Corp. 120 17,017
Gartner, Inc.
(a)
210 71,009
GoDaddy, Inc. Class A
(a)
423 34,741
Jack Henry & Associates, Inc. 216 38,900
Mastercard, Inc. Class A 2,369 877,951
Paychex, Inc. 894 103,579
PayPal Holdings, Inc.
(a)
3,184 259,464
VeriSign, Inc.
(a)
258 56,257
Visa, Inc. Class A 4,508 1,037,787
WEX, Inc.
(a)
123 22,751
Total 3,272,750

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2023 (Unaudited)
Columbia Research Enhanced Core ETF | First Quarter Report 2023 5
Common Stocks (continued)
Issuer Shares Value ($)
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.
(a)
4,551 342,007
Applied Materials, Inc. 2,394 266,907
Cirrus Logic, Inc.
(a)
148 13,378
Enphase Energy, Inc.
(a)
366 81,025
KLA Corp. 391 153,460
Lam Research Corp. 382 191,038
Marvell Technology, Inc. 2,337 100,841
Micron Technology, Inc. 3,029 182,649
Qorvo, Inc.
(a)
279 30,316
QUALCOMM, Inc. 3,137 417,880
Skyworks Solutions, Inc. 431 47,268
Total 1,826,769
Software 9.8%
Adobe, Inc.
(a)
1,302 482,183
Atlassian Corp. Class A
(a)
375 60,608
Autodesk, Inc.
(a)
614 132,108
Cadence Design Systems, Inc.
(a)
757 138,402
Crowdstrike Holdings, Inc. Class A
(a)
560 59,304
Datadog, Inc. Class A
(a)
735 54,985
DocuSign, Inc.
(a)
491 29,774
Dropbox, Inc. Class A
(a)
760 17,655
Dynatrace, Inc.
(a)
545 20,944
Fair Isaac Corp.
(a)
68 45,285
Fortinet, Inc.
(a)
1,800 94,212
Intuit, Inc. 770 325,456
Microsoft Corp. 20,654 5,118,268
Nutanix, Inc. Class A
(a)
569 15,858
Palo Alto Networks, Inc.
(a)
807 128,022
Paylocity Holding Corp.
(a)
115 23,953
Salesforce, Inc.
(a)
2,615 439,242
ServiceNow, Inc.
(a)
545 248,046
Synopsys, Inc.
(a)
416 147,160
Teradata Corp.
(a)
277 9,662
VMware, Inc. Class A
(a)
554 67,848
Zoom Video Communications, Inc. Class A
(a)
684 51,300
Zscaler, Inc.
(a)
239 29,674
Total 7,739,949
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc. 42,003 6,060,613
Hewlett Packard Enterprise Co. 3,572 57,616
HP, Inc. 2,862 83,399
NetApp, Inc. 610 40,400
Pure Storage, Inc. Class A
(a)
773 22,371
Total 6,264,399
Total Information Technology 20,116,298
Materials  3.2%
Chemicals 1.7%
Celanese Corp. 930 114,576
CF Industries Holdings, Inc. 1,748 148,056
Chemours Co. (The) 1,349 49,090
Dow, Inc. 6,313 374,676
Eastman Chemical Co. 1,065 93,901
Huntsman Corp. 1,665 52,764
LyondellBasell Industries NV Class A 2,243 216,876
Mosaic Co. (The) 3,020 149,611
Olin Corp. 1,186 76,604
Westlake Corp. 282 34,615
Total 1,310,769
Construction Materials 0.1%
Eagle Materials, Inc. 309 45,139
Common Stocks (continued)
Issuer Shares Value ($)
Containers & Packaging 0.2%
Packaging Corp. of America 806 115,016
Sonoco Products Co. 874 53,410
Total 168,426
Metals & Mining 1.2%
Alcoa Corp. 1,659 86,666
Cleveland-Cliffs, Inc.
(a)
4,666 99,619
Nucor Corp. 2,346 396,521
Reliance Steel & Aluminum Co. 536 121,913
Steel Dynamics, Inc. 1,542 186,027
United States Steel Corp. 2,106 60,000
Total 950,746
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 654 44,531
Total Materials 2,519,611
Real Estate  3.2%
Equity Real Estate Investment Trusts (REITs) 2.9%
Americold Realty Trust, Inc. 1,489 46,770
Brixmor Property Group, Inc. 1,680 39,530
Crown Castle, Inc. 2,395 354,723
EPR Properties 409 17,374
Equinix, Inc. 517 381,613
First Industrial Realty Trust, Inc. 753 40,173
Gaming and Leisure Properties, Inc. 1,350 72,306
Highwoods Properties, Inc. 555 16,855
Host Hotels & Resorts, Inc. 3,954 74,533
Invitation Homes, Inc. 3,487 113,328
Kilroy Realty Corp. 642 26,348
Lamar Advertising Co. Class A 492 52,418
Medical Properties Trust, Inc. 3,388 43,875
National Retail Properties, Inc. 966 45,740
Omega Healthcare Investors, Inc. 1,317 38,772
Park Hotels & Resorts, Inc. 1,215 17,873
Public Storage 897 272,993
Rayonier, Inc. 815 29,658
SBA Communications Corp. 598 177,923
Simon Property Group, Inc. 1,833 235,467
STORE Capital Corp. 1,426 45,931
Weyerhaeuser Co. 4,192 144,331
Total 2,288,534
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
1,807 154,516
Zillow Group, Inc. Class A
(a)
305 13,103
Zillow Group, Inc. Class C
(a)
899 39,745
Total 207,364
Total Real Estate 2,495,898
Utilities  2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc. 4,567 429,115
Avangrid, Inc. 628 26,483
Edison International 3,275 225,648
Entergy Corp. 1,793 194,146
Evergy, Inc. 1,942 121,666
PG&E Corp.
(a)
13,488 214,459
Pinnacle West Capital Corp. 1,005 74,923
Total 1,286,440
Independent Power and Renewable Electricity Producers
0.2%
Brookfield Renewable Corp. Class A 1,133 35,712
Vistra Corp. 3,554 81,955
Total 117,667

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2023 (Unaudited)
6 Columbia Research Enhanced Core ETF | First Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Multi-Utilities 1.0%
Ameren Corp. 2,241 194,676
Consolidated Edison, Inc. 3,144 299,655
DTE Energy Co. 1,699 197,712
NiSource, Inc. 3,621 100,483
Total 792,526
Total Utilities 2,196,633
Total Common Stocks
(Cost $77,065,031) 77,992,195
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 7,536 275,516
Total Exchange-Traded Equity Funds
(Cost $263,085) 275,516
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.221%
(b)
243,616 243,616
Total Money Market Funds
(Cost $243,616) 243,616
Total Investments in Securities
(Cost $77,571,732) 78,511,327
Other Assets & Liabilities, Net 68,149
Net Assets 78,579,476
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Value ETF | First Quarter Report 2023 7
Common Stocks 99.2%
Issuer Shares Value ($)
Communication Services  8.0%
Diversified Telecommunication Services 2.0%
Lumen Technologies, Inc. 2,703 14,191
Verizon Communications, Inc. 11,167 464,212
Total 478,403
Entertainment 0.5%
Electronic Arts, Inc. 703 90,462
Live Nation Entertainment, Inc.
(a)
205 16,501
Playtika Holding Corp.
(a)
23 241
Total 107,204
Interactive Media & Services 4.8%
Alphabet, Inc. Class A
(a)
2,114 208,948
Alphabet, Inc. Class C
(a)
1,899 189,653
Meta Platforms, Inc. Class A
(a)
4,809 716,396
TripAdvisor, Inc.
(a)
253 5,895
Total 1,120,892
Media 0.7%
Fox Corp. Class A 798 27,084
Fox Corp. Class B 379 12,014
Interpublic Group of Cos., Inc. (The) 1,054 38,429
New York Times Co. (The) Class A 433 15,086
Nexstar Media Group, Inc. 91 18,634
Omnicom Group, Inc. 544 46,779
Total 158,026
Total Communication Services 1,864,525
Consumer Discretionary  6.4%
Auto Components 0.2%
BorgWarner, Inc. 1,112 52,575
Automobiles 0.2%
Harley-Davidson, Inc. 637 29,321
Thor Industries, Inc. 238 22,689
Total 52,010
Distributors 0.8%
Genuine Parts Co. 608 102,034
LKQ Corp. 1,207 71,165
Total 173,199
Diversified Consumer Services 0.4%
ADT, Inc. 996 8,755
Grand Canyon Education, Inc.
(a)
153 17,834
H&R Block, Inc. 131 5,106
Service Corp. International 725 53,759
Total 85,454
Hotels, Restaurants & Leisure 0.8%
Aramark 1,079 48,048
Boyd Gaming Corp. 367 22,868
Hyatt Hotels Corp. Class A
(a)
227 24,770
Marriott Vacations Worldwide Corp. 180 28,807
MGM Resorts International 1,565 64,807
Travel + Leisure Co. 109 4,618
Total 193,918
Household Durables 1.4%
DR Horton, Inc. 715 70,563
Lennar Corp. Class A 1,186 121,446
Lennar Corp. Class B 70 6,045
NVR, Inc.
(a)
4 21,080
PulteGroup, Inc. 664 37,775
Toll Brothers, Inc. 247 14,694
TopBuild Corp.
(a)
24 4,802
Whirlpool Corp. 252 39,209
Total 315,614
Internet & Direct Marketing Retail 0.5%
eBay, Inc. 2,251 111,425
Common Stocks (continued)
Issuer Shares Value ($)
Multiline Retail 0.1%
Macy's, Inc. 1,313 31,026
Nordstrom, Inc. 76 1,485
Total 32,511
Specialty Retail 1.7%
AutoNation, Inc.
(a)
181 22,936
AutoZone, Inc.
(a)
8 19,511
Bath & Body Works, Inc. 1,067 49,093
Best Buy Co., Inc. 659 58,466
Lowe's Cos., Inc. 414 86,215
O'Reilly Automotive, Inc.
(a)
176 139,454
Penske Automotive Group, Inc. 127 16,233
Victoria's Secret & Co.
(a)
113 4,763
Total 396,671
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. 324 29,128
Tapestry, Inc. 1,035 47,165
Total 76,293
Total Consumer Discretionary 1,489,670
Consumer Staples  6.9%
Food & Staples Retailing 0.4%
Albertsons Cos., Inc. Class A 395 8,374
Casey's General Stores, Inc. 88 20,760
Kroger Co. (The) 1,557 69,489
Total 98,623
Food Products 2.1%
Archer-Daniels-Midland Co. 1,310 108,533
Campbell Soup Co. 462 23,992
Conagra Brands, Inc. 1,108 41,207
Darling Ingredients, Inc.
(a)
342 22,671
General Mills, Inc. 1,413 110,723
JM Smucker Co. (The) 241 36,825
Kellogg Co. 269 18,448
Kraft Heinz Co. (The) 1,633 66,185
Pilgrim's Pride Corp.
(a)
54 1,311
Tyson Foods, Inc. Class A 663 43,592
Total 473,487
Household Products 2.0%
Procter & Gamble Co. (The) 3,200 455,616
Tobacco 2.4%
Altria Group, Inc. 4,227 190,384
Philip Morris International, Inc. 3,604 375,681
Total 566,065
Total Consumer Staples 1,593,791
Energy  8.4%
Oil, Gas & Consumable Fuels 8.4%
Antero Resources Corp.
(a)
157 4,528
Chevron Corp. 3,227 561,563
ConocoPhillips 2,072 252,515
EQT Corp. 586 19,145
Exxon Mobil Corp. 6,686 775,643
HF Sinclair Corp. 236 13,428
Marathon Oil Corp. 1,100 30,217
Marathon Petroleum Corp. 806 103,587
Occidental Petroleum Corp. 230 14,902
PDC Energy, Inc. 73 4,944
Phillips 66 787 78,912
Valero Energy Corp. 637 89,199
Vitesse Energy, Inc.
(a)
103 1,644
Total 1,950,227
Total Energy 1,950,227

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2023 (Unaudited)
8 Columbia Research Enhanced Value ETF | First Quarter Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Financials  20.3%
Banks 6.8%
Bank OZK 488 22,287
Citigroup, Inc. 8,327 434,836
Citizens Financial Group, Inc. 2,094 90,712
East West Bancorp, Inc. 611 47,976
First Citizens BancShares, Inc. Class A 40 31,107
Huntington Bancshares, Inc. 6,221 94,372
Popular, Inc. 315 21,622
Webster Financial Corp. 757 39,856
Wells Fargo & Co. 16,408 769,043
Wintrust Financial Corp. 263 24,057
Total 1,575,868
Capital Markets 5.8%
Affiliated Managers Group, Inc. 166 28,675
Bank of New York Mellon Corp. (The) 3,161 159,852
Cboe Global Markets, Inc. 466 57,262
CME Group, Inc. 1,534 270,996
Jefferies Financial Group, Inc. 879 34,527
Lazard Ltd. Class A 386 15,471
Morgan Stanley 5,361 521,786
Nasdaq, Inc. 1,506 90,646
SEI Investments Co. 444 27,719
State Street Corp. 1,565 142,932
Total 1,349,866
Consumer Finance 2.0%
Ally Financial, Inc. 1,320 42,887
Capital One Financial Corp. 1,629 193,851
Discover Financial Services 1,176 137,274
SLM Corp. 1,083 19,028
Synchrony Financial 2,060 75,664
Total 468,704
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 1,653 53,012
Voya Financial, Inc. 424 29,582
Total 82,594
Insurance 5.0%
American Financial Group, Inc. 295 42,064
American International Group, Inc. 3,270 206,729
Aon PLC Class A 53 16,890
Axis Capital Holdings Ltd. 336 21,024
Brighthouse Financial, Inc.
(a)
313 17,612
CNA Financial Corp. 118 5,140
Everest Re Group Ltd. 116 40,564
Hartford Financial Services Group, Inc. (The) 1,395 108,266
Lincoln National Corp. 576 20,408
Loews Corp. 858 52,750
Marsh & McLennan Cos., Inc. 233 40,754
MetLife, Inc. 2,956 215,847
Prudential Financial, Inc. 1,623 170,318
Reinsurance Group of America, Inc. 294 44,620
Unum Group 875 36,776
Willis Towers Watson PLC 474 120,486
Total 1,160,248
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management, Inc. 1,845 43,302
Starwood Property Trust, Inc. 1,264 26,405
Total 69,707
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 1,305 18,427
Total Financials 4,725,414
Common Stocks (continued)
Issuer Shares Value ($)
Health Care  15.6%
Biotechnology 1.8%
Amgen, Inc. 104 26,250
Biogen, Inc.
(a)
175 50,908
BioMarin Pharmaceutical, Inc.
(a)
223 25,723
Exact Sciences Corp.
(a)
174 11,749
Exelixis, Inc.
(a)
52 916
Gilead Sciences, Inc. 1,511 126,833
Horizon Therapeutics PLC
(a)
19 2,085
Incyte Corp.
(a)
30 2,554
Ionis Pharmaceuticals, Inc.
(a)
14 558
Mirati Therapeutics, Inc.
(a)
53 2,831
Moderna, Inc.
(a)
391 68,839
Natera, Inc.
(a)
8 343
Regeneron Pharmaceuticals, Inc.
(a)
107 81,156
Ultragenyx Pharmaceutical, Inc.
(a)
18 816
United Therapeutics Corp.
(a)
53 13,948
Vertex Pharmaceuticals, Inc.
(a)
17 5,493
Total 421,002
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 2,716 300,254
DENTSPLY SIRONA, Inc. 393 14,474
Hologic, Inc.
(a)
456 37,105
Integra LifeSciences Holdings Corp.
(a)
134 7,678
Zimmer Biomet Holdings, Inc. 389 49,535
Total 409,046
Health Care Providers & Services 3.6%
Cardinal Health, Inc. 520 40,170
Centene Corp.
(a)
1,045 79,671
Cigna Corp. 464 146,935
CVS Health Corp. 2,426 214,022
Elevance Health, Inc. 310 154,997
Humana, Inc. 70 35,819
McKesson Corp. 220 83,309
Molina Healthcare, Inc.
(a)
23 7,172
UnitedHealth Group, Inc. 157 78,373
Total 840,468
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. 57 8,669
QIAGEN NV
(a)
415 20,335
Syneos Health, Inc.
(a)
156 5,603
Total 34,607
Pharmaceuticals 8.3%
Bristol-Myers Squibb Co. 3,959 287,621
Elanco Animal Health, Inc.
(a)
808 11,094
Jazz Pharmaceuticals PLC
(a)
110 17,233
Johnson & Johnson 4,868 795,528
Merck & Co., Inc. 2,748 295,163
Organon & Co. 462 13,920
Pfizer, Inc. 10,381 458,425
Royalty Pharma PLC Class A 682 26,728
Viatris, Inc. 2,258 27,457
Total 1,933,169
Total Health Care 3,638,292
Industrials  10.2%
Aerospace & Defense 1.7%
General Dynamics Corp. 697 162,443
L3Harris Technologies, Inc. 556 119,440
Textron, Inc. 614 44,730
TransDigm Group, Inc. 91 65,315
Total 391,928

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2023 (Unaudited)
Columbia Research Enhanced Value ETF | First Quarter Report 2023 9
Common Stocks (continued)
Issuer Shares Value ($)
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 257 25,744
Expeditors International of Washington, Inc. 322 34,824
United Parcel Service, Inc. Class B 230 42,603
Total 103,171
Building Products 1.0%
Builders FirstSource, Inc.
(a)
448 35,705
Carlisle Cos., Inc. 23 5,770
Johnson Controls International PLC 2,018 140,392
Masco Corp. 614 32,665
Owens Corning 275 26,579
Total 241,111
Commercial Services & Supplies 0.4%
Cintas Corp. 17 7,544
Republic Services, Inc. 554 69,150
Tetra Tech, Inc. 91 14,152
Waste Management, Inc. 74 11,450
Total 102,296
Construction & Engineering 0.1%
AECOM 361 31,505
Electrical Equipment 0.8%
Acuity Brands, Inc. 94 17,721
Emerson Electric Co. 1,159 104,565
Hubbell, Inc. 153 35,023
nVent Electric PLC 476 18,921
Total 176,230
Industrial Conglomerates 2.0%
3M Co. 1,626 187,120
Honeywell International, Inc. 1,371 285,826
Total 472,946
Machinery 2.5%
Allison Transmission Holdings, Inc. 58 2,615
Caterpillar, Inc. 198 49,953
Donaldson Co., Inc. 293 18,269
Esab Corp. 147 8,498
Fortive Corp. 1,038 70,615
Illinois Tool Works, Inc. 90 21,244
Otis Worldwide Corp. 1,079 88,726
PACCAR, Inc. 997 108,982
Parker-Hannifin Corp. 285 92,910
Snap-on, Inc. 150 37,309
Timken Co. (The) 180 14,823
Westinghouse Air Brake Technologies Corp. 527 54,708
Total 568,652
Professional Services 0.2%
CACI International, Inc. Class A
(a)
67 20,642
ManpowerGroup, Inc. 149 12,987
Robert Half International, Inc. 36 3,023
Science Applications International Corp. 162 16,812
Total 53,464
Road & Rail 0.9%
Avis Budget Group, Inc.
(a)
87 17,403
CSX Corp. 4,589 141,892
JB Hunt Transport Services, Inc. 26 4,915
Landstar System, Inc. 11 1,901
Ryder System, Inc. 143 13,501
Schneider National, Inc. Class B 154 4,081
Uber Technologies, Inc.
(a)
721 22,301
Total 205,994
Trading Companies & Distributors 0.1%
MSC Industrial Direct Co., Inc. Class A 133 10,999
Common Stocks (continued)
Issuer Shares Value ($)
Watsco, Inc. 44 12,644
Total 23,643
Total Industrials 2,370,940
Information Technology  8.6%
Communications Equipment 2.4%
Cisco Systems, Inc. 9,193 447,423
Lumentum Holdings, Inc.
(a)
154 9,268
Motorola Solutions, Inc. 366 94,066
Ubiquiti, Inc. 9 2,629
Total 553,386
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. Class A 319 25,447
Corning, Inc. 1,567 54,234
Jabil, Inc. 54 4,246
Keysight Technologies, Inc.
(a)
29 5,201
Total 89,128
IT Services 2.6%
Akamai Technologies, Inc.
(a)
346 30,777
Amdocs Ltd. 266 24,453
Automatic Data Processing, Inc. 76 17,162
Cognizant Technology Solutions Corp. Class
A 1,156 77,163
Concentrix Corp. 93 13,188
Fidelity National Information Services, Inc. 1,325 99,428
Fiserv, Inc.
(a)
1,180 125,883
GoDaddy, Inc. Class A
(a)
298 24,475
PayPal Holdings, Inc.
(a)
1,768 144,074
VeriSign, Inc.
(a)
183 39,903
Western Union Co. (The) 555 7,864
WEX, Inc.
(a)
27 4,994
Total 609,364
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc.
(a)
769 57,790
Cirrus Logic, Inc.
(a)
123 11,118
Marvell Technology, Inc. 1,863 80,388
Micron Technology, Inc. 1,966 118,550
Qorvo, Inc.
(a)
228 24,775
Skyworks Solutions, Inc. 354 38,823
Total 331,444
Software 1.5%
Dropbox, Inc. Class A
(a)
41 952
Manhattan Associates, Inc.
(a)
53 6,909
Nutanix, Inc. Class A
(a)
223 6,215
Salesforce, Inc.
(a)
1,642 275,807
Teradata Corp.
(a)
103 3,593
VMware, Inc. Class A
(a)
231 28,291
Zoom Video Communications, Inc. Class A
(a)
274 20,550
Total 342,317
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. 2,862 46,164
HP, Inc. 1,235 35,988
Total 82,152
Total Information Technology 2,007,791
Materials  4.8%
Chemicals 2.4%
Celanese Corp. 474 58,397
Chemours Co. (The) 274 9,971
Dow, Inc. 3,204 190,157
Eastman Chemical Co. 542 47,788
Huntsman Corp. 839 26,588
LyondellBasell Industries NV Class A 1,139 110,130
Mosaic Co. (The) 1,344 66,582

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2023 (Unaudited)
10 Columbia Research Enhanced Value ETF | First Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Olin Corp. 602 38,883
Westlake Corp. 146 17,921
Total 566,417
Containers & Packaging 0.2%
Packaging Corp. of America 411 58,650
Metals & Mining 2.1%
Alcoa Corp. 834 43,568
Cleveland-Cliffs, Inc.
(a)
2,357 50,322
Nucor Corp. 1,188 200,795
Reliance Steel & Aluminum Co. 273 62,094
Steel Dynamics, Inc. 778 93,858
United States Steel Corp. 1,069 30,456
Total 481,093
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 299 20,359
Total Materials 1,126,519
Real Estate  4.6%
Equity Real Estate Investment Trusts (REITs) 4.2%
Americold Realty Trust, Inc. 1,184 37,189
Brixmor Property Group, Inc. 1,318 31,013
EPR Properties 326 13,848
Equinix, Inc. 100 73,813
First Industrial Realty Trust, Inc. 585 31,210
Gaming and Leisure Properties, Inc. 1,073 57,470
Highwoods Properties, Inc. 444 13,484
Host Hotels & Resorts, Inc. 3,120 58,812
Invitation Homes, Inc. 2,734 88,855
Kilroy Realty Corp. 502 20,602
Lamar Advertising Co. Class A 46 4,901
Medical Properties Trust, Inc. 2,664 34,499
National Retail Properties, Inc. 773 36,602
Omega Healthcare Investors, Inc. 1,039 30,588
Park Hotels & Resorts, Inc. 965 14,195
Public Storage 144 43,825
Rayonier, Inc. 648 23,581
SBA Communications Corp. 364 108,301
Simon Property Group, Inc. 743 95,446
STORE Capital Corp. 1,119 36,043
Weyerhaeuser Co. 3,301 113,653
Total 967,930
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
726 62,080
Zillow Group, Inc. Class A
(a)
236 10,138
Common Stocks (continued)
Issuer Shares Value ($)
Zillow Group, Inc. Class C
(a)
660 29,179
Total 101,397
Total Real Estate 1,069,327
Utilities  5.4%
Electric Utilities 3.2%
American Electric Power Co., Inc. 2,660 249,933
Avangrid, Inc. 361 15,223
Edison International 1,910 131,599
Entergy Corp. 1,038 112,395
Evergy, Inc. 1,129 70,732
PG&E Corp.
(a)
7,864 125,038
Pinnacle West Capital Corp. 579 43,164
Total 748,084
Independent Power and Renewable Electricity Producers
0.2%
Brookfield Renewable Corp. Class A 653 20,582
Vistra Corp. 878 20,247
Total 40,829
Multi-Utilities 2.0%
Ameren Corp. 1,309 113,713
Consolidated Edison, Inc. 1,833 174,703
DTE Energy Co. 990 115,207
NiSource, Inc. 2,103 58,358
Total 461,981
Total Utilities 1,250,894
Total Common Stocks
(Cost $22,229,369) 23,087,390
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 1,593 58,240
Total Exchange-Traded Equity Funds
(Cost $58,355) 58,240
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.221%
(b)
104,334 104,334
Total Money Market Funds
(Cost $104,334) 104,334
Total Investments in Securities
(Cost $22,392,058) 23,249,964
Other Assets & Liabilities, Net 28,502
Net Assets 23,278,466
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_N01_(03/23)
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